CUSTOMERS AND GEOGRAPHIC INFORMATION (Narrative) (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Sales Revenue Goods Net [Member] | Affiliate Companies [Member] | Customer Concentration Risk [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	98.00%	93.00%